Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($) $ in Millions		Taxes	Royalties	Fees	Prod. Entitlements		Bonuses	Comm. Social Resp.	Total Payments
Total	[1],[2]	$ 14.2	$ 283.8	$ 8.4	$ 10.8		$ 5.3	$ 2.6	$ 325.1
CANADA
Total	[1],[2]	11.5	48.2	4.1	10.8				74.6
CANADA | Government of Canada [Member]
Total		6.4	7.9						14.3
CANADA | Municipal District of Greenview, Alberta [Member]
Total		0.8							0.8
CANADA | Government of Alberta [Member]
Total		3.5	6.3	0.7	$ 10.8	[3]			21.3
CANADA | Government of British Columbia [Member]
Total		0.8	12.0	3.2					16.0
CANADA | Government of Newfoundland and Labrador [Member]
Total			22.0	0.2					22.2
CÔTE D'IVOIRE
Total	[1],[2]			0.1				2.3	2.4
CÔTE D'IVOIRE | Direction Generale des Hydrocarbures [Member]
Total								2.3	2.3
CÔTE D'IVOIRE | I'Agence Nationale de l'Environment [Member]
Total				0.1					0.1
UNITED STATES
Total	[1],[2]		235.6	4.2			5.3		245.1
UNITED STATES | U.S. Department of the Interior [Member]
Total			$ 235.6	1.0					236.6
UNITED STATES | U.S. Office Of Natural Resources Revenue [Member]
Total				$ 3.2			$ 5.3		8.5
VIET NAM
Total	[1],[2]	2.7						0.3	3.0
VIET NAM | Vietnam Oil and Gas Group [Member]
Total								$ 0.3	0.3
VIET NAM | Cuc Thue Thanh Pho Ho Chi Minh [Member]
Total		$ 2.7							$ 2.7

[1]	Amounts reported in this exhibit are shown in millions of U.S. dollars. All payments were made in the fiscal year 2025.
[2]	Murphy Oil Corporation did not make any payments for dividends or infrastructure improvement in the scope of this disclosure in 2025.
[3]	[1] Payments made in-kind are reported at the monthly average sale price in Canadian dollars, which is then converted to U.S. dollars at the exchange rate as of the fiscal year ended 2025.